Shareholders' Equity	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Shareholders' Equity
24	SHAREHOLDERS’ EQUITY

Common Stock

The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2019		2018		2017
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,414,443,390	3,884,968	1,414,055,625	4,028,883	1,414,055,625	46,830,882
Net change	(15,041,970)	(84,050)	387,765	(143,915)	—	(42,801,999	)(1)

At end of period	1,399,401,420	3,800,918	1,414,443,390	3,884,968	1,414,055,625	4,028,883

(1)	Includes a decrease of 42,820,864 shares through the sale of the Company’s shares held by SMBC.

The total number of authorized shares of common stock was 3,000 million at March 31, 2019 and 2018 with no stated value. All issued shares are fully paid. The details of the stock options and the restricted shares outstanding are described in Note 39 “Share-Based Payment.”

On May 14, 2018, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 20,000,000 shares of its common stock and (ii) an aggregate of ¥70 billion between May 15, 2018 and July 31, 2018. On June 19, 2018, the Company completed the repurchase, acquiring 15,368,300 shares of its common stock for ¥70 billion in aggregate. The Company cancelled all of the repurchased shares on August 20, 2018.

On May 15, 2019, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 32,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between May 16, 2019 and August 30, 2019. The cancellation of the repurchased shares is scheduled on September 20, 2019. During May 2019, the Company entered into contracts to repurchase 5,922,400 shares of common stock for ¥23 billion in aggregate.

Preferred	Stock

The following table shows the number of shares of preferred stock at March 31, 2019 and 2018.

	At March 31, 2019		At March 31, 2018
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—

All the preferred stocks have no stated value. There was no movement in preferred stock during the fiscal years ended March 31, 2019, 2018 and 2017.

Capital	stock, Capital surplus and Treasury stock

“Capital stock” represents share capital under the Companies Act adjusted by the amount corresponding to the preferred stock which is accounted for as a liability under IFRS. Purchases of treasury stock are recognized at cost in “Treasury stock.” Any additional paid-in capital, net gains or losses on the sale of treasury stock, and other changes in equity resulting from transactions with shareholders except for dividends are included in “Capital surplus.”

Restriction	on the Payment of Dividends

The amount of the capital surplus and retained earnings of the Company that can be paid out as dividends is subject to restrictions under the Companies Act. These amounts are calculated based on the Company’s nonconsolidated statement of financial position prepared in accordance with Japanese GAAP. Therefore, the adjustments made to prepare the IFRS consolidated financial statements have no impact on the calculation. The total amount that the Company can pay out as a dividend was ¥1,782 billion at March 31, 2019.

Other than the restriction by the Companies Act, the Company is required to maintain a risk-weighted capital ratio as per the Banking Act of Japan (“Banking Act”). The detail of the restriction is described in Note 45 “Financial Risk Management.” Therefore, the Company would not be able to pay a dividend if the ratio were to fall below the minimum amount as a result of the payment of the dividends.

Since the Company is a holding company, its earnings rely mostly on dividend income from SMBC, and the Company’s other subsidiaries and associates. SMBC is subject to some restrictions on its dividend payment by the Companies Act and the Banking Act, similar to those applied to the Company’s.

Other	Reserves

Remeasurements of defined benefit plans reserve

Remeasurements of the defined benefit plans reserve includes the accumulated actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions, and return on plan assets excluding interest income.

The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
At beginning of period	¥76,102	¥22,774	¥18,985
Gains (losses) arising during the period, before tax	(40,329)	73,662	8,134
Income tax (expense) benefit for changes arising during the period	12,407	(22,492)	(2,315)
Amount attributable to non-controlling interests	53	45	(1,568)
Share of other comprehensive income (loss) of associates and joint ventures	760	58	(462)
Transfer from other reserves to retained earnings	23,432	2,055	—

At end of period	¥72,425	¥76,102	¥22,774

Available-for-sale financial assets reserve

The available-for-sale financial assets reserve included the accumulated gains and losses of available-for-sale financial assets excluding the amount reclassified to profit or loss when the assets are derecognized or impaired under IAS 39. Following the adoption of IFRS 9 on April 1, 2018, accumulated gains and losses previously recognized in the available-for-sale financial assets reserve are primarily recorded in the financial instruments at fair value through other comprehensive income reserves.

The movements of the available-for-sale financial assets reserve for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
At beginning of period	¥1,929,894	¥1,756,634
Gains (losses) arising during the period, before tax	582,435	371,438
Income tax (expense) benefit for changes arising during the period	(184,128)	(116,277)
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)	(109,990)
Income tax benefit for reclassification adjustments	84,745	33,658
Amount attributable to non-controlling interests	(15,653)	(3,971)
Share of other comprehensive income (loss) of associates and joint ventures	5	(1,598)

At end of period	¥2,122,260	¥1,929,894

Financial instruments at fair value through other comprehensive income reserve

The financial instruments at fair value through other comprehensive income (“FVOCI”) reserve includes the accumulated gains and losses of debt instruments measured at FVOCI and equity instruments measured at FVOCI under IFRS 9. The accumulated gains and losses related to debt instruments measured at FVOCI are reclassified to profit or loss when the assets are derecognized or impaired. The accumulated gains and losses related to equity instruments measured at FVOCI are transferred to retained earnings when the assets are derecognized. In addition, when the decline in the fair value of an equity instrument measured at FVOCI is above the threshold to qualify for a tax deduction, the accumulated losses related to the equity instrument are transferred to retained earnings.

The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2019 were as follows:

For the fiscal year ended March 31,
2019
(In millions)
At beginning of period(1)	¥1,718,937
Gains (losses) arising during the period, before tax	21,936
Income tax (expense) benefit for changes arising during the period	2,982
Reclassification adjustments for (gains) losses included in net profit, before tax	(6,071)
Income tax benefit for reclassification adjustments	1,844
Amount attributable to non-controlling interests	53,769
Share of other comprehensive income (loss) of associates and joint ventures	1,368
Transfer from other reserves to retained earnings	(64,158)

At end of period	¥1,730,607

(1)

The financial instruments at FVOCI reserve at beginning of period for the fiscal year ended March 31, 2019 is calculated under IFRS 9. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”

Exchange differences on translating foreign operations reserve

Exchange differences on translating the foreign operations reserve includes foreign exchange differences arising from the translation of the net assets of foreign operations from their functional currencies to the SMBC Group’s presentation currency, Japanese yen.

The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
At beginning of period	¥125,987	¥181,374	¥216,336
Gains (losses) arising during the period, before tax	22,517	(75,409)	(24,063)
Income tax (expense) benefit for changes arising during the period	343	3,152	2,544
Reclassification adjustments for (gains) losses included in net profit, before tax	(37,247)	49	(4)
Income tax (expense) benefit for reclassification adjustments	131	(15)	1
Amount attributable to non-controlling interests	4,430	9,014	6,102
Share of other comprehensive income (loss) of associates and joint ventures	(2,827)	7,822	(19,542)

At end of period	¥113,334	¥125,987	¥181,374